Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Previously Reported Common Stock [Member]	Previously Reported Accumulated Other Comprehensive Income (Loss)	Previously Reported Accumulated Deficit	Previously Reported	Common Stock [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Increase (Decrease) in Shareholders' Equity
Conversion of units of share capital	$ 0	$ 0	$ 0	$ 0
Conversion of units of share capital (in share)	214,408,455
Balance at beginning of the period at Dec. 31, 2016	$ 1,635,000	(3,470)	(126,169)	1,505,361	$ 1,635,000	$ (3,470)	$ (126,169)	$ 1,505,361
Balance at beginning of the period (in shares) at Dec. 31, 2016	1,635,000				216,043,455
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares, net					$ 9,558			9,558
Issuance of ordinary shares, net (in shares)					1,284,368
Share-based award activity					$ 17,663			17,663
Net loss							(263,930)	(263,930)
Comprehensive loss						17,454		17,454
Balance at end of the period at Dec. 31, 2017	$ 1,662,221	13,984	(390,099)	1,286,106	$ 1,662,221	13,984	(390,099)	1,286,106
Balance at end of the period (in shares) at Dec. 31, 2017	1,644,720				217,327,823
Increase (Decrease) in Shareholders' Equity
Conversion of units of share capital	$ 0	0	0	0
Conversion of units of share capital (in share)	215,683,103
Issuance of ordinary shares, net					$ 1,574			1,574
Issuance of ordinary shares, net (in shares)					198,602
Share-based award activity					$ 13,715			13,715
Net loss							(242,162)	(242,162)
Comprehensive loss						(8,626)		(8,626)
Balance at end of the period at Dec. 31, 2018	$ 1,677,510	5,358	(632,261)	1,050,607	$ 1,677,510	5,358	(632,261)	1,050,607
Balance at end of the period (in shares) at Dec. 31, 2018	1,646,223				217,526,425
Increase (Decrease) in Shareholders' Equity
Conversion of units of share capital	$ 0	0	0	0
Conversion of units of share capital (in share)	215,880,202
Conversion of units of share capital (in shares)					215,880,202
Issuance of ordinary shares, net (in shares)					2
Share-based award activity					$ 3,176			3,176
Net loss							(59,260)	(59,260)
Comprehensive loss						(3,751)		(3,751)
Balance at end of the period at Mar. 31, 2019					$ 1,680,686	1,607	(691,521)	990,772
Balance at end of the period (in shares) at Mar. 31, 2019					217,526,427
Balance at beginning of the period at Dec. 31, 2018	$ 1,677,510	$ 5,358	$ (632,261)	$ 1,050,607	$ 1,677,510	5,358	(632,261)	1,050,607
Balance at beginning of the period (in shares) at Dec. 31, 2018	1,646,223				217,526,425
Increase (Decrease) in Shareholders' Equity
Tax Receivable Agreement					$ 264,000			264,000
Settlement of Tax Receivable Agreement					64,000			64,000
Issuance of ordinary shares, net					$ 1,582			1,582
Issuance of ordinary shares, net (in shares)					1,597,691
Merger recapitalization					$ 678,054			678,054
Merger recapitalization (in shares)					87,749,999
Share-based award activity					$ 51,383			51,383
Net loss							(210,977)	(210,977)
Comprehensive loss						(10,237)		(10,237)
Balance at end of the period at Dec. 31, 2019					$ 2,208,529	(4,879)	(843,238)	1,360,412
Balance at end of the period (in shares) at Dec. 31, 2019					306,874,115
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares, net					$ 808,120			808,120
Issuance of ordinary shares, net (in shares)					58,063,937
Share-based award activity					$ 16,384			16,384
Net loss							(74,001)	(74,001)
Comprehensive loss						(8,470)		(8,470)
Balance at end of the period at Mar. 31, 2020					$ 3,033,033	$ (13,349)	$ (926,558)	$ 2,093,126
Balance at end of the period (in shares) at Mar. 31, 2020					364,938,052